BALANCE SHEETS - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Assets
Cash and balances with central banks	$ 50,430	$ 65,667
Collateral paid	4,590	6,269
Trading securities and financial assets measured at fair value through income statement (FVIS)	55,841	49,228
Derivative financial instruments	18,464	24,109
Investment securities	117,541	103,885
Loans	851,853	806,767
Other financial assets	10,766	5,456
Property and equipment	2,266	2,251
Tax assets	2,078	2,160
Intangible assets	10,465	10,746
Other assets	1,062	1,006
Total assets	1,125,356	1,077,544
Liabilities
Collateral received	3,187	3,078
Deposits and other borrowings	770,457	720,489
Other financial liabilities	41,488	38,077
Derivative financial instruments	20,630	30,974
Debt issues	171,404	169,284
Tax liabilities	137	569
Provisions	2,612	2,505
Other liabilities	2,378	2,633
Total liabilities excluding loan capital	1,012,293	967,609
Loan capital	39,970	37,883
Total liabilities	1,052,263	1,005,492
Net assets	73,093	72,052
Share capital:
Ordinary share capital	37,263	37,958
Treasury shares	(845)	(758)
Reserves	1,880	1,732
Retained profits	34,468	32,773
Total equity attributable to owners of WBC	72,766	71,705
NCI	327	347
Total shareholders' equity and NCI	73,093	72,052
Parent Entity
Assets
Cash and balances with central banks	44,782	58,400
Collateral paid	4,562	6,199
Trading securities and financial assets measured at fair value through income statement (FVIS)	53,626	47,014
Derivative financial instruments	17,534	23,902
Investment securities	109,100	95,623
Loans	755,112	710,043
Other financial assets	10,126	4,951
Due from subsidiaries	48,830	52,339
Investment in subsidiaries	8,567	9,095
Property and equipment	1,805	1,804
Tax assets	1,843	1,896
Intangible assets	8,918	9,131
Other assets	916	837
Total assets	1,065,721	1,021,234
Liabilities
Collateral received	2,364	2,935
Deposits and other borrowings	696,660	644,481
Other financial liabilities	38,935	33,917
Derivative financial instruments	20,492	30,795
Debt issues	142,622	143,882
Tax liabilities	61	408
Due to subsidiaries	52,566	55,722
Provisions	2,376	2,271
Other liabilities	1,854	2,065
Total liabilities excluding loan capital	957,930	916,476
Loan capital	38,891	36,770
Total liabilities	996,821	953,246
Net assets	68,900	67,988
Share capital:
Ordinary share capital	37,263	37,958
Treasury shares	(902)	(816)
Reserves	2,176	1,757
Retained profits	30,363	29,089
Total equity attributable to owners of WBC	68,900	67,988
Total shareholders' equity and NCI	$ 68,900	$ 67,988